INTANGIBLE FIXED ASSETS NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE FIXED ASSETS NON-CURRENT
Schedule of intangible assets non current

		Digital	Power	2025
	Goodwill	assets	Contract	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2025	35	5,139	—	5,174
Additions	—	—	5,400	5,400
Disposals	—	(31)	—	(31)
Foreign exchange movement	2	—	—	—
At 31 December 2025	37	5,108	5,400	10,543

Amortisation and impairment
At 1 January 2025	—	4,998	—	4,998
Foreign exchange movement	—	(6)	—	(8)
Impairment	—	116	—	116
At 31 December 2025	—	5,108	—	5,106
Balance At 31 December 2025	37	—	5,400	5,437

		Digital	2024
	Goodwill	assets	Total
Group	$’000	$’000	$’000
Cost
At 1 January 2024	112	5,329	5,441
Foreign Exchange Movements	—	(60)	(60)
Disposals	(77)	(130)	(207)
At 31 December 2024	35	5,139	5,174

Amortisation and impairment
At 1 January 2024	—	4,553	4,553
Foreign exchange movement	—	(28)	(28)
Impairment	—	473	473
At 31 December 2024	—	4,998	4,998
Balance At 31 December 2024	35	141	176

Schedule of fair value of crypto assets

		Fair value
Crypto asset name	Coins / tokens	$’000
Polkadot – DOT	182	—
NFT	211	—
Other tokens and other digital assets	N/A	—
As at 31 December 2025	—	—

		Fair value
Crypto asset name	Coins / tokens	$’000
Polkadot – DOT	182	1
NFT	211	1
USDC (stable coin – fixed to USD)	31,710	32
Other tokens and other digital assets	N/A	107
As at 31 December 2024	—	141